Fair Value (Financial Instruments Carried at Other Than Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets
Policy loans	$ 1,093	$ 1,266
Liabilities
Separate account liabilities	105,346	106,527
Estimated Fair Value
Assets
Mortgage loans	9,298	7,535
Policy loans	1,177	1,347
Real estate joint ventures	44	65
Other limited partnership interests	42	57
Loans and Leases Receivable, Related Parties	1,090	1,178
Premiums, reinsurance and other receivables	2,815	7,594
Liabilities
Policyholder account balances	17,259	21,726
Long-term debt	2,117	2,320
Other liabilities	256	255
Separate account liabilities	1,110	1,275
Estimated Fair Value | Level 1
Assets
Mortgage loans	0	0
Policy loans	0	0
Real estate joint ventures	0	0
Other limited partnership interests	0	0
Loans and Leases Receivable, Related Parties	0	0
Premiums, reinsurance and other receivables	0	0
Liabilities
Policyholder account balances	0	0
Long-term debt	0	0
Other liabilities	0	0
Separate account liabilities	0	0
Estimated Fair Value | Level 2
Assets
Mortgage loans	0	0
Policy loans	746	917
Real estate joint ventures	0	0
Other limited partnership interests	0	0
Loans and Leases Receivable, Related Parties	1,090	1,178
Premiums, reinsurance and other receivables	834	83
Liabilities
Policyholder account balances	0	0
Long-term debt	2,117	2,320
Other liabilities	90	81
Separate account liabilities	1,110	1,275
Estimated Fair Value | Level 3
Assets
Mortgage loans	9,298	7,535
Policy loans	431	430
Real estate joint ventures	44	65
Other limited partnership interests	42	57
Loans and Leases Receivable, Related Parties	0	0
Premiums, reinsurance and other receivables	1,981	7,511
Liabilities
Policyholder account balances	17,259	21,726
Long-term debt	0	0
Other liabilities	166	174
Separate account liabilities	0	0
Carrying Value
Assets
Mortgage loans	9,154	7,232
Policy loans	1,093	1,266
Real estate joint ventures	12	23
Other limited partnership interests	44	52
Loans and Leases Receivable, Related Parties	1,100	1,150
Premiums, reinsurance and other receivables	2,363	6,639
Liabilities
Policyholder account balances	16,043	20,260
Long-term debt	1,881	1,888
Other liabilities	256	255
Separate account liabilities	$ 1,110	$ 1,275